Changes in Significant Accounting Policies - Summary of Impact of Transition to IFRS 9 on the Classification of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Environmental trust funds	$ 60.8		$ 55.5	$ 44.5
Investments	235.3		104.6
Warrants	9.3		5.5
Trade and other receivables	153.2		201.9
Cash and cash equivalents	399.7		479.0	$ 526.7	$ 440.0
Trade receivables from provisional copper and gold concentrate sales	23.4		46.6
Financial liabilities
Borrowings	2,011.6		1,781.5
Trade and other payables	503.0		$ 548.5
IFRS 9 [member]
Financial assets
Total financial assets		$ 730.6
Financial liabilities
Borrowings	1,781.5
Trade and other payables	451.0
Copper derivative contracts	3.3
Total financial liabilities	2,235.8
IFRS 9 [member] | FVTPL [member]
Financial assets
Environmental trust funds		7.3
Warrants		5.5
Gold and oil derivative contracts		25.0
Trade receivables from provisional copper and gold concentrate sales		21.2
IFRS 9 [member] | Amortised cost [member]
Financial assets
Environmental trust funds		48.2
Trade and other receivables		45.3
Cash and cash equivalents		479.0
IFRS 9 [member] | FVOCI [member]
Financial assets
Investments		99.1
IAS 39 [member]
Financial assets
Cash and cash equivalents		479.0
Total financial assets		730.6
Financial liabilities
Borrowings	1,781.5
Trade and other payables	451.0
Copper derivative contracts	3.3
Total financial liabilities	$ 2,235.8
IAS 39 [member] | FVTPL [member]
Financial assets
Environmental trust funds		7.3
Trade receivables from provisional copper and gold concentrate sales		21.2
IAS 39 [member] | Loans and receivables [member]
Financial assets
Environmental trust funds		48.2
Trade and other receivables		45.3
IAS 39 [member] | Available for sale [member]
Financial assets
Investments		99.1
IAS 39 [member] | Derivative instruments [member]
Financial assets
Warrants		5.5
Gold and oil derivative contracts		$ 25.0